Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, and party rendering service to the Plan, the employer, and certain others.

During 2025, the Company moved the Plan to EPIC Retirement Plan Services as the third party recordkeeper of the Plan and Matrix Trust Company as the custodian. Previously, the Company was the recordkeeper and custodian.

In 2025, the Plan provided participants the election of an investment in Arrow Financial Corporation’s common stock (employer common stock). As of December 31, 2025, the Plan held approximately 3,035 shares of Arrow Financial Corporation common stock with a market value of $95,295 at a price per share of $31.40. Transactions in the employer common stock qualify as party-in-interest transactions.

In addition, the Plan issues notes receivable to participants, which are secured by the balances in the participants’ accounts. Therefore, related transactions qualify as party-in-interest transactions. All other transactions which may be considered party-in-interest transactions related to normal plan management and administrative services and the related payment of fees.